Taxation - Tax Effects of Temporary Differences (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Classification in the consolidated balance sheets:
Deferred tax assets	¥ 112,913	$ 16,146	¥ 128,581
Deferred tax liabilities	21,711	3,105	43,046
Deferred tax assets:
Tax losses carry forward	738,219	105,564	733,771
Equity investment loss	188,329	26,930	177,280
Allowance for credit losses	48,604	6,950	38,071
Intangible assets and accrued expenses	8,221	1,176	8,105
Share-based compensation	235	34	235
Other	36,624	5,237	50,846
Total deferred tax assets	1,020,232	145,891	1,008,308
Valuation allowance	(903,571)	(129,209)	(874,116)	$ (124,997)	¥ (786,853)
Deferred tax assets	116,661	16,682	134,192
Deferred tax liabilities:
Outside basis difference on investment	15,011	2,147	15,883
Equity method investment and unrealized gains	427	61	536
Right-of-use asset and others	3,320	475	5,075
Intangible assets acquired from business acquisition	6,701	958	27,163
Deferred tax liabilities	¥ 25,459	$ 3,641	¥ 48,657